Average Annual Total Returns - Loomis Sayles Funds I - Classes Admin, Retail, Institutional, and N	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Loomis Sayles Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Loomis Sayles Income Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	9.14%	2.59%	3.92%
Loomis Sayles Income Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.09%	0.70%	2.20%
Loomis Sayles Income Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.36%	1.13%	2.31%
Loomis Sayles Income Fund | Retail
Prospectus [Line Items]
Average Annual Return, Percent	8.93%	2.34%	3.66%
Loomis Sayles Income Fund | Admin
Prospectus [Line Items]
Average Annual Return, Percent	8.60%	2.11%	3.42%
Loomis Sayles Income Fund | N
Prospectus [Line Items]
Average Annual Return, Percent	9.21%	2.64%	3.99%
Loomis Sayles Investment Grade Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Loomis Sayles Investment Grade Fixed Income Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent	7.59%	1.24%	3.48%
Loomis Sayles Investment Grade Fixed Income Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.34%	(0.54%)	1.85%
Loomis Sayles Investment Grade Fixed Income Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.46%	0.25%	2.09%